Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Registrant Name	DLocal Limited
Entity Address, Address Description	PO Box 1093, Boundary Hall,Cricket Square, Grand CaymanKY1-1102Cayman Islands
Amendment Flag	false
Central Index Key	0001846832